UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street  Omaha, Nebraska             68137

(Address of principal executive offices)            (Zip code)

Emile Moulineax

            Gemini Fund Services, LLC,  4020 South 147th Street  Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  9/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2009
Shares		Value

	COMMON STOCK - 5.8%
	ELECTRIC - 2.0%
5,083	FPL Group, Inc.	$ 280,734

	IRON/STEEL - 2.0%
7,716	ArcelorMittal	286,572

	SOFTWARE - 1.8%
40,241	Satyam Computer Services Ltd. *	264,786

	TOTAL COMMON STOCK (Cost - $753,701)	832,092

	MUTUAL FUNDS - 50.6%
	DEBT FUND - 25.3%
70,042	Nuveen High Yield Municipal Bond Fund	1,080,044
38,964	Vanguard Inflation-Protected Securities Fund	958,899
200,334	Western Asset High Yield Portfolio	1,608,681
		3,647,624
	EQUITY FUND - 25.3%
37,556	ProFunds UltraBull ProFund	1,099,632
58,259	ProFunds UltraSmall-Cap ProFund	720,077
6,751	Rydex Russell 2000 2x Strategy Fund	729,215
56,133	Rydex S&P 500 2x Strategy Fund	1,116,492
		3,665,416

	TOTAL MUTUAL FUNDS (Cost - $5,657,102)	7,313,040

	EXCHANGE TRADED FUNDS - 26.1%
	EQUITY FUND - 26.1%
87,830	ProShares Ultra Russell 2000	2,345,939
41,512	ProShares Ultra S&P 500	1,425,107
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,572,596)	3,771,046

	SHORT-TERM INVESTMENTS - 17.4%
	MONEY MARKET FUND - 17.4%
1,139,078	Fidelity Institutional Money Market Funds - Treasury Only Portfolio, 0.08% **	1,139,078
1,375,801	Goldman Sachs Financial Square Funds - Government Fund, 0.01% **	1,375,801
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,514,879)	2,514,879

	TOTAL INVESTMENTS - 99.9% (Cost - $11,498,278)	$ 14,431,057
	OTHER ASSETS LESS LIABILITIES - 0.1%	15,896
	NET ASSETS - 100.0%	$ 14,446,953

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,932,779
	Unrealized depreciation	-
	Net unrealized depreciation	$ 2,932,779

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2009.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2009

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2009 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 832,092	$ -	$ -	$ 832,092
Mutual Funds	$ 7,313,040	$ -	$ -	$ 7,313,040
Exchange Traded Funds	$ 3,771,046	$ -	$ -	$ 3,771,046
Money Market Funds	$ 2,514,879	$ -	$ -	$ 2,514,879
Total	$ 14,431,057	$ -	$ -	$ 14,431,057

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adaptive Allocation Portfolio

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/30/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/30/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/30/09

CERTIFICATIONS

I, Andrew B. Rogers, certify that:

1.

I have reviewed this report on Form N-Q of Adaptive Allocation Portfolio;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)] for the registrant and have:

 a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:

11/30/09

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

      Adaptive Allocation Portfolio

I, Kevin E. Wolf, certify that:

1.

I have reviewed this report on Form N-Q of Adaptive Allocation Portfolio;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

 a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:

11/30/09

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

       Adaptive Allocation Portfolio